Investment in Joint Venture (Tables) - Asanko Gold Mine (AGM) [Member]	12 Months Ended
Dec. 31, 2023
Disclosure of joint ventures [line items]
Disclosure of investment in joint venture using equity method [Table Text Block]
	December 31, 2023	December 31, 2022
	$	$
Balance, beginning of year	54,148	-
Company's share of the JV's net income for the year	31,670	46,517
Impairment reversal on investment in JV	-	7,631
Balance, end of year	85,818	54,148

Disclosure of operating and financial results of the JV [Table Text Block]
		2023	2022
	Note	$	$
Revenue	(i )	256,543	297,136
Production costs	(ii)	(146,805)	(179,849)
Depreciation and depletion		(13,613)	(30,767)
Royalties	(iii)	(14,642)	(14,867)
Income from mine operations		81,483	71,653

Impairment reversal on MPP&E	(iv)	-	63,200
Exploration and evaluation expenditures		(7,434)	(10,536)
General and administrative expenses	(v)	(2,732)	(20,753)
Income from operations		71,317	103,564

Finance expense	(vi)	(5,589)	(6,471)
Finance income	(vi)	4,602	801
Foreign exchange (loss) gain		(390)	5,329
Net income for the year		69,940	103,223

Company's share of net income of the JV for the year		31,670	46,517
		December 31, 2023	December 31, 2022

	Note	$	$
Assets
Current assets
Cash and cash equivalents	(xiv)	138,655	91,271
Receivables		5,930	2,771
Inventories	(vii)	38,094	54,003
Prepaid expenses and deposits		2,617	2,907
VAT receivable		7,558	6,235
		192,854	157,187
Non‐current assets	(viii),(ix)	250,040	180,640
Total assets		442,894	337,827

Liabilities

Current liabilities
Accounts payable and accrued liabilities		42,640	30,811
Lease liabilities	(x)	4,485	778
		47,125	31,589
Non‐current liabilities
Lease liabilities	(x)	14,840	113
Asset retirement provisions	(xi)	63,012	58,148
		77,852	58,261
Total liabilities		124,977	89,850
Equity	(xiii)	317,917	247,977
Total liabilities and equity		442,894	337,827

Disclosure of production costs of joint venture [Table Text Block]
	December 31, 2023	December 31, 2022
	$	$
Raw materials and consumables	(58,463)	(57,265)
Salaries and employee benefits	(22,010)	(27,649)
Contractors	(37,369)	(56,133)
Change in stockpile, gold‐in‐process and gold dore inventories	(8,173)	(20,867)
Insurance, government fees, permits and other	(20,790)	(17,935)
Total production costs	(146,805)	(179,849)

Disclosure of finance expenses incurred by the joint ventures [Table Text Block]
	December 31, 2023	December 31, 2022
	$	$
Accretion charges on asset retirement provisions (note xi)	(2,394)	(2,527)
Interest on lease liabilities (note x)	(1,601)	(207)
Unrealized loss on gold hedging instruments	(970)	-
Interest and fees associated with revolving credit facility	(164)	(400)
Withholding taxes	(270)	(3,134)
Other	(190)	(203)
Total finance expense	(5,589)	(6,471)

Disclosure of summary of inventories held by the AGM of joint venture [Table Text Block]
	December 31, 2023	December 31, 2022
	$	$
Gold dore on hand	5,095	3,592
Gold‐in‐process	1,516	937
Ore stockpiles	10,274	23,802
Materials and spare parts	21,209	25,672
Total current inventories	38,094	54,003

Disclosure of movement in lease liabilities of the AGM [Table Text Block]
	December 31, 2023	December 31, 2022
	$	$
Balance, beginning of period	891	10,492
Recognition of leases entered into during the period	18,765	5,537
Lease payments	(1,932)	(15,345)
Interest expense (note vi)	1,601	207
Total lease liabilities, end of period	19,325	891

Less: current portion of lease liabilities	(4,485)	(778)
Total non-current portion of lease liabilities	14,840	113

Disclosure of movement in asset retirement obligation [Table Text Block]
	December 31, 2023	December 31, 2022
	$	$
Balance, beginning of year	58,148	81,028
Accretion expense	2,394	2,527
Change in estimate	2,736	(25,331)
Reclamation undertaken during the year	(266)	(76)
Total asset retirement provisions, end of year	63,012	58,148

Disclosure of cash flows of joint venture [Table Text Block]
	December 31, 2023	December 31, 2022
	$	$
Cash provided by (used in):
Operating activities	100,720	75,479
Investing activities	(50,706)	(16,452)
Financing activities	(2,209)	(15,590)
Impact of foreign exchange on cash and cash equivalents	(421)	(1,377)
Increase in cash and cash equivalents during the year	47,384	42,060
Cash and cash equivalents, beginning of year	91,271	49,211
Cash and cash equivalents, end of year	138,655	91,271